Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-33869
Entity Registrant Name	STAR BULK CARRIERS CORP.
Entity Central Index Key	0001386716
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	40 Agiou Konstantinou Str.
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
Entity Address, Postal Zip Code	15124
Title of 12(b) Security	Common Shares, par value $0.01 per share
Trading Symbol	SBLK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	117,630,112
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1163
Auditor Name	Deloitte Certified Public Accountants S.A
Auditor Location	Athens, Greece
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	40 Agiou Konstantinou Str.
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
Entity Address, Postal Zip Code	15124
City Area Code	011 30
Local Phone Number	210 617 8400
Contact Personnel Name	Petros Pappas